FlexShares Trust

50 South LaSalle Street

Chicago, Illinois 60603

Phone: 855-353-9383

June 26, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	FlexShares Trust
(File Nos. 811-22555; 333-173967) (the “Registrant”)

Ladies and Gentlemen:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933, as amended, that:

1.

The forms of (i) Prospectus; and (ii) Statement of Additional Information, each dated June 25, 2019, for the Registrant’s FlexShares® US Quality Low Volatility Index Fund, FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund and FlexShares® Emerging Markets Quality Low Volatility Index Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 83 to the Registrant’s registration statement under the Securities Act of 1933, as amended, on Form N-1A; and

2.

The text of the Post-Effective Amendment No. 83 to the Registrant’s registration statement was deemed filed with the U.S. Securities and Exchange Commission electronically via EDGAR on June 25, 2019 (Accession No. 0001193125-19-180397) with an effective date of June 25, 2019.

Questions and comments may be directed to the undersigned at (312) 557-1441.

Sincerely yours,

/s/ Jose J. Del Real
Jose J. Del Real
Secretary